Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (117,136)		$ (261,914)	$ (19,352)	$ (253,523)	$ (186,192)	$ (312,597)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expenses and amortization	7,667		17,469		27,068		3,900
Changes in operating assets and liabilities:
Trade receivables	(24,262)		45,397		(86,189)
Deposits, prepayments and other receivables	314		1,649		2,903		(13,616)
Operating lease liabilities	(4,199)		(10,478)		(16,836)		(1,403)
Trade payables			14,754	9,628	23,271	14,840
Other payables and accrued liabilities	(9,066)		(11,317)	9,628	(9,115)	152,000	13,349
Net cash used in operating activities	(146,682)		(295,234)	(96)	(312,421)	(19,352)	(310,367)
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of property, plant and equipment	(3,496)		(3,496)		(3,496)		(53,879)
Purchase of intangible assets							(13,027)
Net cash used in investing activity	(3,496)		(3,496)		(3,496)		(66,906)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of share capital						522,312	716,312
Advance from director				2,498		100	100
Net cash generated from financing activities				2,498		522,412	716,412
Effect of foreign exchange translation	(2,002)		(10,614)	9	(14,911)	1,478	6,529
Net (decrease) / increase in cash and cash equivalents	(152,180)		(309,344)	2,411	(330,828)	504,538	345,668
Cash and cash equivalents, beginning of period	345,678	10	345,678	10	345,678	10	10
CASH AND CASH EQUIVALENTS, END OF YEAR/PERIOD	$ 193,498	$ 10	$ 36,334	$ 2,421	$ 14,850	$ 504,548	$ 345,678